SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	385,403	313,000
Granted (in shares)	80,000	82,000
Granted for dividends declared (in shares)	10,000	7,000
Forfeited (in shares)	(64,000)	(17,000)
Number, outstanding, end of fiscal year (in shares)	410,646	385,403